Exhibit 99.1

World Omni Auto Receivables Trust 2023-C
Monthly Servicer Certificate
January 31, 2026

Dates Covered
Collections Period	01/01/26 - 01/31/26
Interest Accrual Period	01/15/26 - 02/16/26
30/360 Days	30
Actual/360 Days	33
Distribution Date	02/17/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/25	308,504,697.61	19,375
Yield Supplement Overcollateralization Amount 12/31/25	19,640,180.94	0
Receivables Balance 12/31/25	328,144,878.55	19,375
Principal Payments	15,967,808.67	446
Defaulted Receivables	711,378.93	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/26	18,205,270.08	0
Pool Balance at 01/31/26	293,260,420.87	18,894

Pool Statistics	$ Amount	# of Accounts
Pool Factor	26.77%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,163,498,581.79	43,008

Delinquent Receivables:
Past Due 31-60 days	7,216,800.38	298
Past Due 61-90 days	2,396,967.95	94
Past Due 91-120 days	691,686.27	29
Past Due 121+ days	0.00	0
Total	10,305,454.60	421

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.31%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.99%
Delinquency Trigger Occurred	NO

Recoveries	532,057.28
Aggregate Net Losses/(Gains) - January 2026	179,321.65
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.66%
Prior Net Losses/(Gains) Ratio	0.26%
Second Prior Net Losses/(Gains) Ratio	0.76%
Third Prior Net Losses/(Gains) Ratio	0.77%
Four Month Average	0.61%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.74%

Overcollateralization Target Amount	5,206,702.45
Actual Overcollateralization	5,206,702.45
Weighted Average Contract Rate	6.20%
Weighted Average Contract Rate, Yield Adjusted	10.73%
Weighted Average Remaining Term	34.97

Flow of Funds	$ Amount
Collections	18,219,144.12
Investment Earnings on Cash Accounts	9,692.26
Servicing Fee	(273,454.07)
Transfer to Collection Account	-
Available Funds	17,955,382.31

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,092,189.31
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	139,360.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	71,859.58
(7) Noteholders' Third Priority Principal Distributable Amount	10,037,574.29
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,206,702.45
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,407,696.68

Total Distributions of Available Funds	17,955,382.31

Servicing Fee	273,454.07
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	991,900,000.00
Original Class B	31,200,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 01/15/26	303,297,995.16
Principal Paid	15,244,276.74
Note Balance @ 02/17/26	288,053,718.42

Class A-1
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2a
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-2b
Note Balance @ 01/15/26	0.00
Principal Paid	0.00
Note Balance @ 02/17/26	0.00
Note Factor @ 02/17/26	0.0000000%

Class A-3
Note Balance @ 01/15/26	172,447,995.16
Principal Paid	15,244,276.74
Note Balance @ 02/17/26	157,203,718.42
Note Factor @ 02/17/26	49.7008278%

Class A-4
Note Balance @ 01/15/26	84,000,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	84,000,000.00
Note Factor @ 02/17/26	100.0000000%

Class B
Note Balance @ 01/15/26	31,200,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	31,200,000.00
Note Factor @ 02/17/26	100.0000000%

Class C
Note Balance @ 01/15/26	15,650,000.00
Principal Paid	0.00
Note Balance @ 02/17/26	15,650,000.00
Note Factor @ 02/17/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,303,408.89
Total Principal Paid	15,244,276.74
Total Paid	16,547,685.63

Class A-1
Coupon	5.60700%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.70735%
Coupon	4.11735%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	5.15000%
Interest Paid	740,089.31
Principal Paid	15,244,276.74
Total Paid to A-3 Holders	15,984,366.05

Class A-4
Coupon	5.03000%
Interest Paid	352,100.00
Principal Paid	0.00
Total Paid to A-4 Holders	352,100.00

Class B
Coupon	5.36000%
Interest Paid	139,360.00
Principal Paid	0.00
Total Paid to B Holders	139,360.00

Class C
Coupon	5.51000%
Interest Paid	71,859.58
Principal Paid	0.00
Total Paid to C Holders	71,859.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2547859
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.6755973
Total Distribution Amount	15.9303832

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	2.3398334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	48.1956267
Total A-3 Distribution Amount	50.5354601

A-4 Interest Distribution Amount	4.1916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.1916667

B Interest Distribution Amount	4.4666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.4666667

C Interest Distribution Amount	4.5916665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.5916665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	658.45
Noteholders' Principal Distributable Amount	341.55

Account Balances	$ Amount
Reserve Account
Balance as of 01/15/26	2,603,351.22
Investment Earnings	7,738.99
Investment Earnings Paid	(7,738.99)
Deposit/(Withdrawal)	-
Balance as of 02/17/26	2,603,351.22
Change	-

Required Reserve Amount	2,603,351.22

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,053,704.59	3,405,104.34	2,540,903.05
Number of Extensions	87	135	103
Ratio of extensions to Beginning of Period Receivables Balance	0.63%	0.98%	0.70%